INVESTMENT SECURITIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Available-for-sale Securities [Table Text Block]
The amortized cost and fair value of securities available for sale, with gross unrealized gains and losses, follow:
	September 30, 2013
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(In thousands)
Securities available for sale:
U.S. government agencies – GSE’s
Within 1 year	$10,580	$47	$—	$10,627
After 1 year but within 5 years	9,819	26	—	9,845
After 5 years but within 10 years	6,000	—	(477)	5,523
After 10 years	11,391	14	(42)	11,363
Mortgage-backed securities – GSE’s
Within 1 year	212	12	—	224
After 1 year but within 5 years	33,417	781	(31)	34,167
After 5 years but within 10 years	6,740	—	(182)	6,558
Municipal bonds
Within 1 year	100	1	—	101
After 1 year but within 5 years	3,039	194	—	3,233
After 5 years but within 10 years	3,320	36	(88)	3,268
After 10 years	1,527	61	(21)	1,567
	$86,145	$1,172	$(841)	$86,476

	December 31, 2012
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fairvalue
	(In thousands)
Securities available for sale:
U.S. government agencies – GSE’s
Within 1 year	$9,385	$75	$—	$9,460
After 1 year but within 5 years	16,947	100	—	17,047
After 5 years but within 10 years	6,003	—	(45)	5,958
After 10 years	4,616	73	—	4,689
Mortgage-backed securities – GSE’s
Within 1 year	1,085	68	—	1,152
After 1 year but within 5 years	27,188	1,122	(20)	28,290
After 5 years but within 10 years	4,505	—	(6)	4,500
After 10 years	2,016	—	(4)	2,012
Municipal bonds
Within 1 year	350	1	—	351
After 1 year but within 5 years	2,354	187	—	2,541
After 5 years but within 10 years	3,665	122	—	3,787
After 10 years	1,601	103	—	1,704
	$79,715	$1,851	$(75)	$81,491

Schedule of Available-for-sale Securities Reconciliation [Table Text Block]
The amortized cost and fair value of available for sale investments (“AFS”), with gross unrealized gains and losses, follow:
	December 31, 2012
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(dollars in thousands)
Securities available for sale:
U.S. government agencies – GSE’s (“Government Sponsored Entities”)	$36,951	$248	$(45)	$37,154
Mortgage-backed securities – GSE’s	34,794	1,189	(29)	35,954
Municipal bonds	7,970	414	(1)	8,383
	$79,715	$1,851	$(75)	$81,491
As of December 31, 2012, accumulated other comprehensive income included net gains of $1.8 million, net of deferred income taxes of $699,000.
	December 31, 2011
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(dollars in thousands)
Securities available for sale:
U.S. government agencies – GSE’s (“Government Sponsored Entities”)	$26,085	$327	$—	$26,412
Mortgage-backed securities – GSE’s	33,871	1,316	(18)	35,169
Municipal bonds	5,807	466	—	6,273
	$65,763	$2,109	$(18)	$67,854

Schedule of Unrealized Loss on Investments [Table Text Block]
The following tables show investments’ gross unrealized losses and fair value, aggregated by investment category and length of time that the individual securities have been in a continuous unrealized loss position, at September 30, 2013 and December 31, 2012.
	September 30, 2013
	Less Than 12 Months		12 Months or More		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
	(In thousands)
Securities available for sale:
U.S. government agencies – GSE’s	$9,069	$519	$—	$—	$9,069	$519
Mortgage-backed securities – GSE’s	11,537	213	—	—	11,537	213
Municipal bonds	2,767	109	—	—	2,767	109
Total temporarily impaired securities	$23,373	$841	$—	$—	$23,373	$841

	December 31, 2012
	Less Than 12 Months		12 Months or More		Total
	Fairv alue	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
	(In thousands)
Securities available for sale:
U.S. government agencies – GSE’s	$5,959	$45	$—	$—	$5,959	$45
Mortgage-backed securities – GSE’s	10,286	30	—	—	10,286	30
Total temporarily impaired securities	$16,245	$75	$—	$—	$16,245	$75

The following tables show gross unrealized losses and fair value, aggregated by investment category and length of time that the individual securities have been in a continuous unrealized loss position as of December 31, 2012 and 2011.
	2012
	Less Than 12 Months		12 Months or More		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
	(dollars in thousands)
Securities available for sale:
U.S. government agencies – GSE’s	$5,959	$45	$—	$—	$5,959	$45
Mortgage-backed securities – GSE’s	10,286	29	—	—	10,286	29
Municipal bonds	677	1	—	—	677	1
Total temporarily impaired securities	$16,922	$75	$—	$—	$16,922	$75

	2011
	Less Than 12 Months		12 Months or More		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
	(dollars in thousands)
Securities available for sale:
Mortgage-backed securities – GSE’s	$7,207	$18	$—	$—	$7,207	$18
Total temporarily impaired securities	$7,207	$18	$—	$—	$7,207	$18

Investments Classified by Contractual Maturity Date [Table Text Block]
The following table sets forth certain information regarding the amortized costs, carrying values and contractual maturities of the Company’s investment portfolio at December 31, 2012.
	Amortized Cost	Fair Value
	(dollars in thousands)
Securities available for sale:
U.S. government agencies – GSE’s
Due within one year	$9,385	$9,460
Due after one but within five years	16,947	17,047
Due after five but within ten years	6,003	5,958
Due after ten years	4,616	4,689
	36,951	37,154
Mortgage-backed securities – GSE’s
Due within one year	1,085	1,152
Due after one but within five years	27,188	28,290
Due after five but within ten years	4,505	4,500
Due after ten years	2,016	2,012
	34,794	35,954
Municipal bonds
Due within one year	350	351
Due after one but within five years	2,354	2,541
Due after five but within ten years	3,665	3,787
Due after ten years	1,601	1,704
	7,970	8,383
Total securities available for sale
Due within one year	10,820	10,963
Due after one but within five years	46,489	47,878
Due after five but within ten years	14,173	14,245
Due after ten years	8,233	8,405
	$79,715	$81,491